Commitments (Tables)	12 Months Ended
Dec. 31, 2012
Future rental commitments	Future rental commitments under all operating leases are as follows:

Year Ending December 31,
2013	$264,285
2014	327,638
2015	27,365
2016	—
2017	—

Total	$619,288